Document and Entity Information	Dec. 11, 2019
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000732717
Document Type	8-K
Document Period End Date	Dec. 11, 2019
Entity Registrant Name	AT&T INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-08610
Entity Tax Identification Number	43-1301883
Entity Address, Address Line One	208 S. Akard St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	210
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
ATT Inc Floating Rate Due August 32020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due August 3, 2020
Trading Symbol	T 20C
Security Exchange Name	NYSE
ATT Inc 1875 Global Notes Due December 42020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.875% Global Notes due December 4, 2020
Trading Symbol	T 20
Security Exchange Name	NYSE
ATT Inc 265 Global Notes Due December 172021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.65% Global Notes due December 17, 2021
Trading Symbol	T 21B
Security Exchange Name	NYSE
ATT Inc 145 Global Notes Due June 12022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.45% Global Notes due June 1, 2022
Trading Symbol	T 22B
Security Exchange Name	NYSE
ATT Inc 250 Global Notes Due March 152023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.50% Global Notes due March 15, 2023
Trading Symbol	T 23
Security Exchange Name	NYSE
ATT Inc 275 Global Notes Due May 192023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.75% Global Notes due May 19, 2023
Trading Symbol	T 23C
Security Exchange Name	NYSE
Att Inc . Floating Rate Global Notes Due September 520233 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due September 5, 2023
Trading Symbol	T 23D
Security Exchange Name	NYSE
Att Inc .1.05 Global Notes Due September 520231 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.05% Global Notes due September 5, 2023
Trading Symbol	T 23E
Security Exchange Name	NYSE
Att Inc .1.30 Global Notes Due September 520232 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.30% Global Notes due September 5, 2023
Trading Symbol	T 23A
Security Exchange Name	NYSE
ATT Inc 195 Global Notes Due September 152023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.95% Global Notes due September 15, 2023
Trading Symbol	T 23F
Security Exchange Name	NYSE
ATT Inc 240 Global Notes Due March 152024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.40% Global Notes due March 15, 2024
Trading Symbol	T 24A
Security Exchange Name	NYSE
ATT Inc 350 Global Notes Due December 172025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.50% Global Notes due December 17, 2025
Trading Symbol	T 25
Security Exchange Name	NYSE
ATT Inc 0250 Global Notes Due March 42026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.250% Global Notes due March 4, 2026
Trading Symbol	T 26E
Security Exchange Name	NYSE
ATT Inc 180 Global Notes Due September 52026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.80% Global Notes due September 5, 2026
Trading Symbol	T 26D
Security Exchange Name	NYSE
ATT Inc 290 Percent Global Notes Due December 42026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.90% Global Notes due December 4, 2026
Trading Symbol	T 26A
Security Exchange Name	NYSE
ATT Inc 235 Global Notes Due September 52029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.35% Global Notes due September 5, 2029
Trading Symbol	T 29D
Security Exchange Name	NYSE
ATT Inc 4375 Global Notes Due September 142029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.375% Global Notes due September 14, 2029
Trading Symbol	T 29B
Security Exchange Name	NYSE
ATT Inc 260 Global Notes Due December 172029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.60% Global Notes due December 17, 2029
Trading Symbol	T 29A
Security Exchange Name	NYSE
ATT Inc 0800 Global Notes Due March 42030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.800% Global Notes due March 4, 2030
Trading Symbol	T 30B
Security Exchange Name	NYSE
ATT Inc 355 Global Notes Due December 172032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.55% Global Notes due December 17, 2032
Trading Symbol	T 32
Security Exchange Name	NYSE
ATT Inc 520 Global Notes Due November 182033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.20% Global Notes due November 18, 2033
Trading Symbol	T 33
Security Exchange Name	NYSE
ATT Inc 3375 Global Notes Due March 152034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.375% Global Notes due March 15, 2034
Trading Symbol	T 34
Security Exchange Name	NYSE
ATT Inc 245 Global Notes Due March 152035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.45% Global Notes due March 15, 2035
Trading Symbol	T 35
Security Exchange Name	NYSE
ATT Inc 315 Global Notes Due September 42036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.15% Global Notes due September 4, 2036
Trading Symbol	T 36A
Security Exchange Name	NYSE
ATT Inc 1800 Global Notes Due September 142039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 14, 2039
Trading Symbol	T 39B
Security Exchange Name	NYSE
ATT Inc 700 Global Notes Due April 302040 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 7.00% Global Notes due April 30, 2040
Trading Symbol	T 40
Security Exchange Name	NYSE
ATT Inc 425 Global Notes Due June 12043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.25% Global Notes due June 1, 2043
Trading Symbol	T 43
Security Exchange Name	NYSE
ATT Inc 4875 Global Notes Due June 12044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.875% Global Notes due June 1, 2044
Trading Symbol	T 44
Security Exchange Name	NYSE
ATT Inc 535 Global Notes Due November 12066 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.35% Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE
ATT Inc 5625 Global Notes Due August 12067 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.625% Global Notes due August 1, 2067
Trading Symbol	TBC
Security Exchange Name	NYSE